Organization (Details) (Laredo LLC, USD $) In Millions, unless otherwise specified	1 Months Ended
	Jul. 30, 2011	Jul. 02, 2011
Laredo Petroleum, Inc. | Management and directors of Broad Oak
Business Acquisition [Line Items]
Ownership interest assigned by acquirer to another legal entity within reporting entity (as a percent)	100.00%
Broad Oak | Warburg Pincus IX and its affiliates | Preferred equity units
Business Acquisition [Line Items]
Preferred equity units issued (in shares)	86.5
Cash paid		$ 82
Broad Oak | Management and directors of Broad Oak | Preferred equity units
Business Acquisition [Line Items]
Preferred equity units issued (in shares)	2.4